Trade payables and others (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 loan	Dec. 31, 2022 loan_agreement	Aug. 31, 2022 loan	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 13,656				€ 14,729		€ 20,730
Tax and employee-related payables	5,978				7,463		8,325
Other payables	1,260				6,380		463
Trade payables and others excluding payables related to capital expenditures	20,894				28,573		29,519
Payables related to capital expenditures	17				0		20
Payables and others	20,911				28,573		29,539
Trade and other payables	€ 20,911				28,573		€ 29,519
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Borrowing, number of loan agreement		2	2	2
Lumoxiti, with AstraZeneca
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Trade and other payables					€ 5,474	$ 6,200